Pension and Other Postretirement Benefits - Cash Flow (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Minimum expected cash contributions in next fiscal year	$ 5,200
2023	12,965
2024	12,225
2025	12,694
2026	13,389
2027	13,098
2028 to 2032	71,172
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Minimum expected cash contributions in next fiscal year	200
U.S. | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Minimum expected cash contributions in next fiscal year	2,600
2023	6,868
2024	6,290
2025	6,271
2026	6,272
2027	6,254
2028 to 2032	29,868
U.S. | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2023	222
2024	203
2025	190
2026	174
2027	151
2028 to 2032	597
Foreign | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Minimum expected cash contributions in next fiscal year	2,600
2023	6,097
2024	5,935
2025	6,423
2026	7,117
2027	6,844
2028 to 2032	$ 41,304